Shareholder Fees	Oct. 31, 2025 USD ($)
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF | Neuberger Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF | Neuberger Energy Transition & Infrastructure ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF | Neuberger Flexible Credit Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF | Neuberger Short Duration Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF | Neuberger Total Return Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0